Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Consolidated Statements of Cash Flows [Abstract]
Gain on sale of a product line	$ 5.6
Impairment charges on sale and disposal of assets	$ 2.7	$ 2.8	$ 9.4